UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
March 31, 2013 (Unaudited)

Common Stocks--100.3%	Shares		Value ($)
Automobiles & Components--.8%
BorgWarner	15,012	a	1,161,028
Delphi Automotive	39,101		1,736,084
Ford Motor	517,949		6,811,029
Goodyear Tire & Rubber	30,040	a	378,804
Harley-Davidson	30,163		1,607,688
Johnson Controls	90,571		3,176,325
			14,870,958
Banks--2.8%
BB&T	91,377		2,868,324
Comerica	25,392		912,842
Fifth Third Bancorp	116,252		1,896,070
First Horizon National	34,481		368,257
Hudson City Bancorp	64,738		559,336
Huntington Bancshares	111,419		823,386
KeyCorp	123,613		1,231,185
M&T Bank	16,053		1,656,027
People's United Financial	44,393		596,642
PNC Financial Services Group	70,295		4,674,618
Regions Financial	190,572		1,560,785
SunTrust Banks	71,489		2,059,598
U.S. Bancorp	246,858		8,375,892
Wells Fargo & Co.	648,663		23,994,044
Zions Bancorporation	25,036		625,650
			52,202,656
Capital Goods--7.7%
3M	83,716		8,899,848
Boeing	89,998		7,726,328
Caterpillar	86,666		7,537,342
Cummins	23,445		2,715,166
Danaher	76,303		4,742,232
Deere & Co.	51,373		4,417,051
Dover	23,200		1,690,816
Eaton	61,495		3,766,569
Emerson Electric	95,052		5,310,555
Fastenal	35,017		1,798,123
Flowserve	6,397		1,072,841
Fluor	21,592		1,432,197
General Dynamics	43,956		3,099,338
General Electric	1,376,952		31,835,130
Honeywell International	103,704		7,814,096
Illinois Tool Works	55,066		3,355,722
Ingersoll-Rand	36,600		2,013,366
Jacobs Engineering Group	17,975	a	1,010,914
Joy Global	13,364		795,425
L-3 Communications Holdings	12,078		977,352
Lockheed Martin	35,978		3,472,597

Masco	47,940		970,785
Northrop Grumman	31,501		2,209,795
PACCAR	46,729	b	2,362,618
Pall	14,104		964,290
Parker Hannifin	19,383		1,775,095
Pentair	27,422		1,446,511
Precision Castparts	19,286		3,657,011
Quanta Services	28,332	a	809,729
Raytheon	42,997		2,527,794
Rockwell Automation	18,140		1,566,389
Rockwell Collins	18,503		1,167,909
Roper Industries	12,840		1,634,660
Snap-on	7,385		610,740
Stanley Black & Decker	21,296		1,724,337
Textron	36,395		1,084,935
United Technologies	111,590		10,425,854
W.W. Grainger	7,993		1,798,265
Xylem	25,459		701,650
			142,921,375
Commercial & Professional Services--.7%
ADT	31,150		1,524,481
Avery Dennison	13,279		571,927
Cintas	14,764	b	651,535
Dun & Bradstreet	5,788	b	484,166
Equifax	15,447		889,593
Iron Mountain	22,420		814,070
Pitney Bowes	27,570	b	409,690
Republic Services	39,695		1,309,935
Robert Half International	18,973		712,057
Stericycle	11,032	a	1,171,378
Tyco International	62,300		1,993,600
Waste Management	57,560		2,256,928
			12,789,360
Consumer Durables & Apparel--1.2%
Coach	38,340		1,916,617
D.R. Horton	35,504		862,747
Fossil	7,038	a	679,871
Garmin	14,662	b	484,432
Harman International Industries	8,150		363,735
Hasbro	16,061	b	705,720
Leggett & Platt	19,083		644,624
Lennar, Cl. A	22,486	b	932,719
Mattel	46,381		2,031,024
Newell Rubbermaid	37,233		971,781
NIKE, Cl. B	95,786		5,652,332
PulteGroup	44,106	a	892,705
PVH	10,391		1,109,863
Ralph Lauren	8,310		1,406,966
VF	11,440		1,919,060
Whirlpool	10,526		1,246,910
			21,821,106
Consumer Services--1.9%
Apollo Group, Cl. A	14,827	a,b	257,842

Carnival	59,162		2,029,257
Chipotle Mexican Grill	4,198	a	1,368,002
Darden Restaurants	16,603		858,043
H&R Block	37,117		1,091,982
International Game Technology	34,374		567,171
Marriott International, Cl. A	31,871		1,345,912
McDonald's	132,169		13,175,928
Starbucks	99,083		5,643,768
Starwood Hotels & Resorts
Worldwide	26,487	c	1,688,017
Wyndham Worldwide	18,805		1,212,546
Wynn Resorts	10,674		1,335,958
Yum! Brands	59,612		4,288,487
			34,862,913
Diversified Financials--6.8%
American Express	127,350		8,591,031
Ameriprise Financial	26,867		1,978,755
Bank of America	1,431,526		17,435,987
Bank of New York Mellon	154,245		4,317,318
BlackRock	16,433		4,221,309
Capital One Financial	77,178		4,240,931
Charles Schwab	144,815		2,561,777
Citigroup	401,158		17,747,230
CME Group	40,441		2,482,673
Discover Financial Services	66,318		2,973,699
E*TRADE Financial	31,226	a	334,431
Franklin Resources	18,508		2,791,191
Goldman Sachs Group	58,100		8,549,415
IntercontinentalExchange	9,405	a	1,533,673
Invesco	57,843		1,675,133
JPMorgan Chase & Co.	506,289		24,028,476
Legg Mason	15,358		493,760
Leucadia National	38,691		1,061,294
McGraw-Hill	37,348		1,945,084
Moody's	26,189		1,396,397
Morgan Stanley	183,456		4,032,363
NASDAQ OMX Group	16,720		540,056
Northern Trust	28,250		1,541,320
NYSE Euronext	31,582		1,220,328
SLM	59,410		1,216,717
State Street	60,825		3,594,149
T. Rowe Price Group	34,117		2,554,340
			125,058,837
Energy--10.9%
Anadarko Petroleum	66,399		5,806,593
Apache	51,945		4,008,076
Baker Hughes	58,176		2,699,948
Cabot Oil & Gas	27,163		1,836,490
Cameron International	32,535	a	2,121,282
Chesapeake Energy	70,773	b	1,444,477
Chevron	257,236		30,564,782
ConocoPhillips	161,500		9,706,150
CONSOL Energy	31,076		1,045,707

Denbury Resources	51,990	a	969,614
Devon Energy	49,826		2,811,183
Diamond Offshore Drilling	8,837	b	614,702
Ensco, Cl. A	31,217		1,873,020
EOG Resources	35,864		4,593,103
EQT	20,214		1,369,499
Exxon Mobil	593,701		53,498,397
FMC Technologies	32,088	a	1,745,266
Halliburton	123,242		4,980,209
Helmerich & Payne	13,535		821,575
Hess	38,779		2,776,964
Kinder Morgan	83,852		3,243,395
Marathon Oil	92,380		3,115,054
Marathon Petroleum	43,977		3,940,339
Murphy Oil	24,585		1,566,802
Nabors Industries	36,637		594,252
National Oilwell Varco	55,912		3,955,774
Newfield Exploration	18,177	a	407,528
Noble	32,612		1,244,148
Noble Energy	23,733		2,744,959
Occidental Petroleum	106,570		8,351,891
Peabody Energy	36,868		779,758
Phillips 66	82,346		5,761,750
Pioneer Natural Resources	17,477		2,171,517
QEP Resources	24,072		766,452
Range Resources	21,759		1,763,349
Rowan, Cl. A	16,543	a	584,960
Schlumberger	175,764		13,162,966
Southwestern Energy	45,832	a	1,707,700
Spectra Energy	88,304		2,715,348
Tesoro	18,308		1,071,933
Valero Energy	72,409		3,293,885
Williams	90,074		3,374,172
WPX Energy	26,988	a	432,348
			202,037,317
Food & Staples Retailing--2.4%
Costco Wholesale	57,607		6,112,679
CVS Caremark	163,935		9,014,786
Kroger	67,821		2,247,588
Safeway	32,833	b	865,150
Sysco	78,727		2,768,829
Wal-Mart Stores	221,346		16,563,321
Walgreen	112,670		5,372,106
Whole Foods Market	22,700		1,969,225
			44,913,684
Food, Beverage & Tobacco--6.2%
Altria Group	266,376		9,160,671
Archer-Daniels-Midland	87,172		2,940,312
Beam	21,063		1,338,343
Brown-Forman, Cl. B	19,900		1,420,860
Campbell Soup	23,038		1,045,004
Coca-Cola	508,180		20,550,799
Coca-Cola Enterprises	34,892		1,288,213

ConAgra Foods	54,096		1,937,178
Constellation Brands, Cl. A	20,043	a	954,849
Dean Foods	25,870	a	469,023
Dr. Pepper Snapple Group	27,536		1,292,815
General Mills	85,034		4,193,027
H.J. Heinz	43,076		3,113,103
Hershey	19,912		1,742,897
Hormel Foods	18,619		769,337
J.M. Smucker	14,530		1,440,795
Kellogg	33,110		2,133,277
Kraft Foods Group	78,495		4,044,847
Lorillard	50,329		2,030,775
McCormick & Co.	17,744		1,305,071
Mead Johnson Nutrition	26,892		2,082,785
Molson Coors Brewing, Cl. B	20,524		1,004,239
Mondelez International, Cl. A	233,442		7,145,660
Monster Beverage	19,059	a	909,877
PepsiCo	203,703		16,114,944
Philip Morris International	218,276		20,236,368
Reynolds American	43,793		1,948,351
Tyson Foods, Cl. A	37,136		921,716
			113,535,136
Health Care Equipment & Services--4.2%
Abbott Laboratories	207,725		7,336,847
Aetna	44,168		2,257,868
AmerisourceBergen	30,976		1,593,715
Baxter International	72,071		5,235,237
Becton Dickinson & Co.	25,663		2,453,639
Boston Scientific	177,307	a	1,384,768
C.R. Bard	9,817		989,357
Cardinal Health	45,049		1,874,939
CareFusion	28,603	a	1,000,819
Cerner	19,568	a	1,854,068
Cigna	38,114		2,377,170
Coventry Health Care	18,222		856,981
Covidien	62,009		4,206,691
DaVita HealthCare Partners	10,866	a	1,288,599
DENTSPLY International	17,849		757,155
Edwards Lifesciences	15,486	a	1,272,330
Express Scripts Holding	108,273	a	6,241,938
Humana	20,570		1,421,593
Intuitive Surgical	5,197	a	2,552,714
Laboratory Corp. of America
Holdings	12,716	a	1,146,983
McKesson	31,289		3,377,960
Medtronic	133,824		6,284,375
Patterson	11,346		431,602
Quest Diagnostics	21,325		1,203,796
St. Jude Medical	37,707		1,524,871
Stryker	38,229		2,494,060
Tenet Healthcare	13,053	a	621,062
UnitedHealth Group	135,306		7,740,856
Varian Medical Systems	14,388	a	1,035,936

WellPoint	40,498		2,682,183
Zimmer Holdings	22,494		1,691,999
			77,192,111
Household & Personal Products--2.4%
Avon Products	59,016		1,223,402
Clorox	17,355		1,536,438
Colgate-Palmolive	58,241		6,874,185
Estee Lauder, Cl. A	31,218		1,998,889
Kimberly-Clark	51,309		5,027,256
Procter & Gamble	361,536		27,859,964
			44,520,134
Insurance--4.2%
ACE	44,500		3,959,165
Aflac	62,112		3,231,066
Allstate	62,939		3,088,417
American International Group	194,049	a	7,532,982
Aon	41,347		2,542,841
Assurant	9,468		426,155
Berkshire Hathaway, Cl. B	241,382	a	25,152,004
Chubb	34,422		3,012,958
Cincinnati Financial	19,911		939,600
Genworth Financial, Cl. A	68,350	a	683,500
Hartford Financial Services Group	58,898		1,519,568
Lincoln National	35,327		1,152,013
Loews	40,578		1,788,272
Marsh & McLennan	71,033		2,697,123
MetLife	144,660		5,499,973
Principal Financial Group	37,760		1,284,973
Progressive	72,526		1,832,732
Prudential Financial	61,799		3,645,523
Torchmark	12,455		744,809
Travelers	50,309		4,235,515
Unum Group	35,075		990,869
XL Group	38,711		1,172,943
			77,133,001
Materials--3.4%
Air Products & Chemicals	27,549		2,400,069
Airgas	9,086		900,968
Alcoa	139,340		1,187,177
Allegheny Technologies	13,887		440,357
Ball	20,771		988,284
Bemis	14,387		580,659
CF Industries Holdings	8,263		1,573,027
Cliffs Natural Resources	19,020	b	361,570
Dow Chemical	159,291		5,071,825
E.I. du Pont de Nemours & Co.	123,596		6,075,979
Eastman Chemical	20,736		1,448,824
Ecolab	34,850		2,794,273
FMC	18,626		1,062,241
Freeport-McMoRan Copper & Gold	126,055		4,172,421
International Flavors & Fragrances	10,335		792,384
International Paper	57,845		2,694,420
LyondellBasell Industries, Cl. A	49,615		3,140,133

MeadWestvaco	22,877		830,435
Monsanto	70,885		7,487,583
Mosaic	36,968		2,203,662
Newmont Mining	64,869		2,717,362
Nucor	41,908		1,934,054
Owens-Illinois	22,187	a	591,284
PPG Industries	18,638		2,496,374
Praxair	39,597		4,416,649
Sealed Air	25,512		615,094
Sherwin-Williams	11,374		1,920,955
Sigma-Aldrich	16,463		1,278,846
United States Steel	19,606	b	382,317
Vulcan Materials	17,780		919,226
			63,478,452
Media--3.6%
Cablevision Systems (NY Group),
Cl. A	26,917		402,678
CBS, Cl. B	77,558		3,621,183
Comcast, Cl. A	349,876		14,698,291
DIRECTV	75,632	a	4,281,528
Discovery Communications, Cl. A	32,384	a	2,549,916
Gannett	29,194		638,473
Interpublic Group of Cos.	57,023		743,010
News Corp., Cl. A	265,028		8,088,655
Omnicom Group	34,997		2,061,323
Scripps Networks Interactive, Cl.
A	11,766		757,024
Time Warner	123,859		7,136,756
Time Warner Cable	39,170		3,762,670
Viacom, Cl. B	60,894		3,749,244
Walt Disney	238,608		13,552,934
Washington Post, Cl. B	514	b	229,758
			66,273,443
Pharmaceuticals, Biotech & Life Sciences--8.4%
AbbVie	207,752		8,472,127
Actavis	16,765	a	1,544,224
Agilent Technologies	46,018		1,931,376
Alexion Pharmaceuticals	25,935	a	2,389,651
Allergan	40,816		4,556,290
Amgen	99,207		10,169,710
Biogen Idec	31,401	a	6,057,567
Bristol-Myers Squibb	217,015		8,938,848
Celgene	55,943	a	6,484,353
Eli Lilly & Co.	132,299		7,513,260
Forest Laboratories	31,825	a	1,210,623
Gilead Sciences	201,376	a	9,853,328
Hospira	21,233	a	697,079
Johnson & Johnson	369,716		30,142,945
Life Technologies	22,263	a	1,438,858
Merck & Co.	400,430		17,711,019
Mylan	53,916	a	1,560,329
PerkinElmer	14,978		503,860
Perrigo	11,960		1,420,011

Pfizer	953,011		27,503,897
Thermo Fisher Scientific	47,433		3,628,150
Waters	11,894	a	1,116,966
			154,844,471
Real Estate--2.2%
American Tower	52,460	c	4,035,223
Apartment Investment & Management,
Cl. A	19,722	c	604,677
AvalonBay Communities	15,058	c	1,907,397
Boston Properties	20,089	c	2,030,194
CBRE Group, Cl. A	41,107	a	1,037,952
Equity Residential	43,007	c	2,367,965
HCP	60,438	c	3,013,439
Health Care	33,634	c	2,284,085
Host Hotels & Resorts	98,163	c	1,716,871
Kimco Realty	54,312	c	1,216,589
Plum Creek Timber	20,903	c	1,091,137
Prologis	60,916	c	2,435,422
Public Storage	18,842	c	2,870,013
Simon Property Group	41,463	c	6,574,373
Ventas	38,710	c	2,833,572
Vornado Realty Trust	22,015	c	1,841,335
Weyerhaeuser	71,057	c	2,229,769
			40,090,013
Retailing--4.2%
Abercrombie & Fitch, Cl. A	10,357		478,493
Amazon.com	48,109	a	12,820,567
AutoNation	4,721	a	206,544
AutoZone	4,816	a	1,910,844
Bed Bath & Beyond	30,651	a	1,974,537
Best Buy	32,803		726,587
CarMax	29,742	a	1,240,241
Dollar General	40,028	a	2,024,616
Dollar Tree	29,266	a	1,417,352
Expedia	11,971		718,380
Family Dollar Stores	13,215		780,346
GameStop, Cl. A	15,711	b	439,437
Gap	40,587		1,436,780
Genuine Parts	20,478		1,597,284
Home Depot	197,859		13,806,601
J.C. Penney	20,198	a,b	305,192
Kohl's	27,346		1,261,471
L Brands	31,784		1,419,473
Lowe's	147,675		5,599,836
Macy's	51,682		2,162,375
Netflix	7,217	a	1,366,972
Nordstrom	20,786		1,148,011
O'Reilly Automotive	14,868	a	1,524,713
PetSmart	14,702		912,994
priceline.com	6,616	a	4,551,345
Ross Stores	29,504		1,788,532
Staples	86,717	b	1,164,609
Target	85,412		5,846,451

The TJX Companies	96,275		4,500,856
Tiffany & Co.	16,201	b	1,126,618
TripAdvisor	13,824	a	726,036
Urban Outfitters	13,780	a	533,837
			77,517,930
Semiconductors & Semiconductor Equipment--2.0%
Advanced Micro Devices	82,112	a,b	209,386
Altera	41,943		1,487,718
Analog Devices	39,273		1,825,802
Applied Materials	160,257		2,160,264
Broadcom, Cl. A	68,029		2,358,565
First Solar	7,628	a,b	205,651
Intel	655,205		14,316,229
KLA-Tencor	21,466		1,132,117
Lam Research	22,069	a	914,981
Linear Technology	30,561		1,172,626
LSI	75,504	a	511,917
Microchip Technology	26,011	b	956,164
Micron Technology	138,381	a	1,381,042
NVIDIA	82,627		1,059,278
Teradyne	24,552	a	398,233
Texas Instruments	146,384		5,193,704
Xilinx	35,039		1,337,439
			36,621,116
Software & Services--9.5%
Accenture, Cl. A	85,197		6,472,416
Adobe Systems	65,086	a	2,831,892
Akamai Technologies	22,882	a	807,506
Autodesk	29,599	a	1,220,663
Automatic Data Processing	63,581		4,134,037
BMC Software	16,433	a	761,341
CA	44,490		1,119,813
Citrix Systems	24,955	a	1,800,753
Cognizant Technology Solutions,
Cl. A	39,865	a	3,054,058
Computer Sciences	19,692		969,437
eBay	154,333	a	8,367,935
Electronic Arts	41,318	a	731,329
Fidelity National Information
Services	38,477		1,524,459
Fiserv	17,862	a	1,568,819
Google, Cl. A	35,331	a	28,053,874
International Business Machines	138,781		29,601,987
Intuit	36,513		2,397,078
MasterCard, Cl. A	13,990		7,570,409
Microsoft	998,431		28,565,111
Oracle	489,294		15,823,768
Paychex	43,587	b	1,528,596
Red Hat	25,249	a	1,276,589
SAIC	37,552		508,830
salesforce.com	17,810	a	3,184,962
Symantec	90,294	a	2,228,456
Teradata	22,910	a	1,340,464

Total System Services	20,172		499,862
VeriSign	20,666	a	977,088
Visa, Cl. A	68,602		11,651,364
Western Union	78,931		1,187,122
Yahoo!	128,982	a	3,034,946
			174,794,964
Technology Hardware & Equipment--6.6%
Amphenol, Cl. A	21,429		1,599,675
Apple	124,297		55,017,581
Cisco Systems	705,388		14,749,663
Corning	192,712		2,568,851
Dell	194,063		2,780,923
EMC	279,201	a	6,670,112
F5 Networks	10,419	a	928,125
FLIR Systems	18,628		484,514
Harris	15,059		697,834
Hewlett-Packard	260,945		6,220,929
Jabil Circuit	24,327		449,563
JDS Uniphase	31,303	a	418,521
Juniper Networks	66,700	a	1,236,618
Molex	19,018	b	556,847
Motorola Solutions	36,737		2,352,270
NetApp	46,464	a	1,587,210
QUALCOMM	227,237		15,213,517
SanDisk	31,325	a	1,722,875
Seagate Technology	42,469	b	1,552,667
TE Connectivity	55,000		2,306,150
Western Digital	28,412		1,428,555
Xerox	163,547		1,406,504
			121,949,504
Telecommunication Services--3.0%
AT&T	728,507		26,728,922
CenturyLink	81,682		2,869,489
Crown Castle International	38,819	a	2,703,355
Frontier Communications	135,514	b	539,346
MetroPCS Communications	42,878	a	467,370
Sprint Nextel	401,610	a	2,493,998
Verizon Communications	378,211		18,589,071
Windstream	80,533	b	640,237
			55,031,788
Transportation--1.7%
C.H. Robinson Worldwide	21,239		1,262,871
CSX	135,320		3,332,932
Expeditors International of
Washington	26,903		960,706
FedEx	38,745		3,804,759
Norfolk Southern	42,313		3,261,486
Ryder System	6,897		412,096
Southwest Airlines	101,115		1,363,030
Union Pacific	62,343		8,878,267
United Parcel Service, Cl. B	94,060		8,079,754
			31,355,901

Utilities--3.5%
AES	83,991		1,055,767
AGL Resources	16,031		672,500
Ameren	33,246		1,164,275
American Electric Power	64,245		3,124,234
CenterPoint Energy	57,365		1,374,465
CMS Energy	35,654		996,173
Consolidated Edison	38,918		2,375,166
Dominion Resources	75,292		4,380,489
DTE Energy	22,870		1,562,936
Duke Energy	92,509		6,715,228
Edison International	43,042		2,165,873
Entergy	23,992		1,517,254
Exelon	111,821		3,855,588
FirstEnergy	55,325		2,334,715
Integrys Energy Group	9,923		577,122
NextEra Energy	56,121		4,359,479
NiSource	41,385		1,214,236
Northeast Utilities	42,468		1,845,659
NRG Energy	43,245		1,145,560
ONEOK	27,862		1,328,182
Pepco Holdings	31,659		677,503
PG&E	57,027		2,539,412
Pinnacle West Capital	14,687		850,230
PPL	77,967		2,441,147
Public Service Enterprise Group	67,146		2,305,794
SCANA	17,807		911,006
Sempra Energy	29,720		2,375,817
Southern	114,685		5,381,020
TECO Energy	27,160		483,991
Wisconsin Energy	30,050		1,288,845
Xcel Energy	63,315		1,880,456
			64,900,122
Total Common Stocks
(cost $1,081,141,460)			1,850,716,292
	Principal
Short-Term Investments--.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.09%, 6/13/13
(cost $884,830)	885,000	[d]	884,901

Other Investment--.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,648,772)	13,648,772	[e]	13,648,772

Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,797,525)	10,797,525 [e]	10,797,525
Total Investments (cost $1,106,472,587)	101.6%	1,876,047,490
Liabilities, Less Cash and Receivables	(1.6%)	(29,983,994)
Net Assets	100.0%	1,846,063,496

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $15,872,452 and the value of the collateral held by the fund was $16,140,703, consisting of cash collateral of $10,797,525 and U.S. Government
& Agency securities valued at $5,343,178.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.
e Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $769,574,903 of which $885,942,673 related to appreciated investment securities and $116,367,770 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	10.9
Software & Services	9.5
Pharmaceuticals, Biotech & Life Sciences	8.4
Capital Goods	7.7
Diversified Financials	6.8
Technology Hardware & Equipment	6.6
Food, Beverage & Tobacco	6.2
Health Care Equipment & Services	4.2
Insurance	4.2
Retailing	4.2
Media	3.6
Utilities	3.5
Materials	3.4
Telecommunication Services	3.0
Banks	2.8
Food & Staples Retailing	2.4
Household & Personal Products	2.4
Real Estate	2.2
Semiconductors & Semiconductor Equipment	2.0
Consumer Services	1.9
Transportation	1.7
Short-Term/Money Market Investments	1.3
Consumer Durables & Apparel	1.2
Automobiles & Components	.8
Commercial & Professional Services	.7
101.6

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
March 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2013	($)
Financial Futures Long
Standard & Poor's 500 E-mini	219	17,111,565	June 2013	293,900

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,848,843,272	-	-	1,848,843,272
Equity Securities - Foreign Common Stocks+	1,873,020	-	-	1,873,020
Mutual Funds	24,446,297	-	-	24,446,297
U.S. Treasury	-	884,901	-	884,901
Other Financial Instruments:
Financial Futures++	293,900	-	-	293,900

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended March 31, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

By: /s/James Windels
James Windels Treasurer
Date:	May 17, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)